Related Party Balances and Transactions (Details) - Schedule of balances and transactions with related parties - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Other accounts receivable and prepaid expenses		$ 43
Operating lease right-of-use assets	$ 1,997	4,499
Liabilities:
Trade payables	76	105
Other liabilities and accrued expenses	49	40
Operating lease liabilities - current	671	816
Operating lease liabilities – non-current	$ 1,352	$ 4,016